Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income tax expense	$ 17,393	$ 16,606	$ 10,244
China
Income Taxes [Line Items]
Current tax expense	14,616	14,108	9,991
Deferred tax expense	(1,379)	(1,292)	(1,651)
United States
Income Taxes [Line Items]
Current tax expense	96	117	67
Deferred tax expense	4,002	3,586	1,795
Other Countries
Income Taxes [Line Items]
Current tax expense	57	89	39
Deferred tax expense	$ 1	$ (2)	$ 3